Additional Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013	Apr. 30, 2012 Expired Contract [Member] Ca Ct Nv Wireline [Member]	Dec. 31, 2012 Ratified Agreement [Member]	Dec. 31, 2012 Ratified Agreement [Member] Mobility [Member]	Jan. 31, 2013 Workforce Subject to Collective Bargaining Arrangements [Member]	Dec. 31, 2012 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]	Feb. 28, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Mobility [Member]	Dec. 31, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Non Mobility [Member]	Dec. 31, 2012 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Tentative Agreement [Member] Southwest Wireline [Member]	Dec. 31, 2011 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Ratified Agreement [Member]	Aug. 31, 2000 American Tower Corporation Agreement [Member]	Dec. 31, 2012 American Tower Corporation Agreement [Member]	Dec. 31, 2011 American Tower Corporation Agreement [Member]	Dec. 31, 2010 American Tower Corporation Agreement [Member]
Additional Financial Information [Line Items]
Number of customers exceeding threshold for significance	0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%
Deferred Revenue, Description														In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases.
Deferred Revenue															$ 420	$ 450	$ 480
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time				242,000
Approximate number of persons employed during the period						90,000	40,000
Percentage of employees represented by CWA, IBEW, or other unions								55%
Number of employees under contracts where union may call a work stoppage									77,000	20,000	30,000	20,000	57,000
Relevant union contract expiration year					2012/04/30					2013/02/28	2013/12/31	2013/12/31	2012/12/31
New national labor contract for mobility employees (benefits only) - number of years							4 years 0 months 0 days
Number of states in Southwest region for wireline												5